Patents (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Patents Less Accumulated Amortization

The following is a summary of patents less accumulated amortization at September 30, 2018 and December 31, 2017:

	September 30,	December 31,
	2018	2017

Patents	$4,500,000	$4,500,000

Less accumulated amortization	485,183	-

	$4,014,817	$4,500,000

The following is a summary of patents less accumulated amortization at December 31, 2017 and 2016:
	December 31,
	2017	2016

Patents	$4,500,000	$-

Less accumulated amortization	-	-

	$4,500,000	$-

Schedule of Estimated Future Amortization Expense

The estimated future amortization expense related to patents as of September 30, 2018 is as follows:

Twelve Months Ending September 30,	Amount

2019	$646,910
2020	646,910
2021	646,910
2022	646,910
2023	646,910
Thereafter	780,267
Total	$4,014,817

The estimated future amortization expense related to patents as of December 31, 2017 is as follows:

Year Ended December 31.	Amount

2018	$646,910
2019	646,910
2020	646,910
2021	646,910
2022	646,910
Thereafter	1,265,450
Total	$4,500,000